SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 22 - SHARE-BASED COMPENSATION
Description of plans
Performance-Based Restricted Stock Units (equity-settled)
In March 2022, the Company granted Performance Stock Units (PSUs) to selected employees. These units vest after three years from the grant date if the following conditions are met:
•A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period; and
•A performance condition, contingent on the TSR performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.
The PSUs granted in April 2019 achieved a TSR performance of 200%. These PSUs vested in April 2022 and 1,849,268 shares were granted to beneficiaries.
The following table lists the inputs to the valuation model used for the PSUs granted in March 2022:

March 2022 PSUs
Fair value at grant date (in euros)	23.70
Share price at grant date (in euros)	17.11
Dividend yield	—
Expected volatility (A)	70%
Risk-free interest rate (US government bond yield)	1.88%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
Restricted Stock Units Award Agreements (equity-settled)
In March 2022, the Company granted Restricted Stock Units (RSUs) to a certain number of employees subject to the beneficiaries remaining continuously employed within the Group from the grant date through the end of the vesting period. The vesting period is three years. The fair value of the RSUs awarded is €17.11, being the quoted market price at grant date.
Expense recognized during the period
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total share-based compensation amounted to €9 million and €7 million for the six months ended June 30, 2022 and 2021, respectively.
Movement of potential shares

	Performance-Based RSU	Restricted Stock Units	Total potential shares
At December 31, 2021	2,526,527	2,148,999	4,675,526
Granted (A)	603,023	556,360	1,159,383
Over-performance (B)	924,634	—	924,634
Vested	(1,849,268)	(774,958)	(2,624,226)
Forfeited (C)	(16,955)	(34,029)	(50,984)
At June 30, 2022	2,187,961	1,896,372	4,084,333
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 16,955 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.
Antidilutive potential ordinary shares
For the three months ended June 30, 2022, there were 2,997,790 potential ordinary shares that could have had a dilutive impact but were considered antidilutive due to negative earnings.